Income tax (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Deferred Income Tax Income (expense)	$ 82,200	$ (263)	$ (5,783)
Income Tax Credited (charged) To Other Comprehensive Income	$ 82,200	$ (263)	$ (5,783)